Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
15.	RELATED PARTY TRANSACTIONS
a) Principal related parties

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	Entities controlled by a shareholder of the Group
Kingsoft and its subsidiaries (“Kingsoft Group”)	Entities controlled by a shareholder of the Group
OrionStar and its subsidiaries (“OrionStar Group”)	Entities controlled by a director of the Group
Shenzhen Feipai Technology Co., Ltd. (“Shenzhen Feipai”)	Entities influenced materially by the Group
Pixiu Inc. and its subsidiaries (“Pixiu Group”)	Entities influenced materially by the Group
Xiaomi and its subsidiaries (“Xiaomi Group”) (i)	Entities controlled by a former director of the Group
Matrix Partners China IV Hong Kong Limited (“Matrix Partners”) (ii)	Entities controlled by a former director of the Group
Live.me and its subsidiaries (“Live.me Group”)	Entities influenced materially by the Group

(i)
Xiaomi Group is controlled by Mr. Jun Lei, who was a former member of the
 Board of Directors until his resignation
i
n March 2018. Xiaomi Group was no longer a related party of the Group after Mr. Lei’s resignation.

(ii)
Matrix Partners is controlled by Mr. Ying Zhang, who was a former member of the
Board of Directors until his resignation
in
 December 2017. Matrix Partners was no longer a related party of the Group after Mr. Zhang’s resignation.

b) In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2017, 2018 and 2019:

			For the year ended December 31,
			2017	2018	2019
			RMB	RMB	RMB	US$
Services received from:	(i	)
Kingsoft Group			45,173	19,532	23,804	3,419
Tencent Group			48,094	70,867	73,655	10,580
OrionStar Group			—	—	16,857	2,421
Xiaomi Group			61,042	7,356	—	—
Services provided to:	(ii	)
Tencent Group			58,669	197,992	176,099	25,295
OrionStar Group			10,920	21,903	20,242	2,908
Pixiu Group			—	6,900	13,450	1,932
Purchase of products:
OrionStar Group	( iii	)	—	9,136	98,197	14,105
Loans and investments provided to:
OrionStar Group			264,768	203,216	278,693	40,032
Pixiu Group			—	33,620	39,973	5,742
Shenzhen Feipai			5,000	13,000	3,000	431
Others			—	—	59,816	8,592
Capital injection received from:
Matrix Partners			151,419	—	—	—

(i)
The Group entered into agreements with Kingsoft Group, Tencent Group, OrionStar Group and Xiaomi Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the
Group
.

(ii)	The Group entered into a series of agreements with Tencent Group and OrionStar Group to provide online marketing services and technical support services.
(iii)	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group bec a me the exclusive worldwide distributor for OrionStar Group’s robotics products.
c) The balances between the Group and its related parties as of December 31, 2018 and 2019 are listed below:

(1) Amount due from related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Live.me Group	—	87,302	12,540
Tencent Group	52,338	67,044	9,630
Pixiu Group	39,968	49,788	7,152
OrionStar Group	31,450	42,352	6,083
Kingsoft Group	10,570	3,138	451
Other related parties (i)	13,803	9,164	1,317

Total	148,129	258,788	37,173

(i)
As of December 31, 2018 and 2019, the amount of due from related parties included convertible loans of RMB18,000 and RMB21,000 (US$3,016) to a related party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with
ASC 810, Consolidation
, the related party is a variable interest entit
y
, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018 and 2019, the convertible loan has been fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the related-party that most significantly impact its economic performance.

All the balances with related parties as of December 31, 2018 and 2019 were unsecured and repayable on demand. (Reversal) provision for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 were RMB(7,312), RMB105 and RMB9,431 (US$1,355), respectively.
(2) Amount due to related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
OrionStar Group	4,732	32,368	4,649
Tencent Group	17,462	29,757	4,274
Live.me Group	—	17,509	2,515
Kingsoft Group	11,937	8,683	1,247
Other related parties	3,167	3,893	560

Total	37,298	92,210	13,245